Subsequent Events	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Merger Agreement

On July 29, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Sabre Merger Sub I, Inc., a Delaware corporation (“First Merger Sub”), Sabre Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub”), and Specialists on Call, by which: (a) First Merger Sub will merge with and into Specialists on Call (the “First Merger”), with Specialists on Call being the surviving corporation of the First Merger (such company, in its capacity as the surviving corporation of the First Merger, the “Surviving Corporation”) and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Corporation will merge with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub being the surviving company of the Second Merger.

Pursuant to the Merger Agreement, the aggregate merger consideration payable to the stockholders of Specialists on Call will be paid in a combination of stock and cash consideration equal to $650,000,000, minus Specialists on Call’s net indebtedness as of the closing (including estimated tax liabilities in excess of $1,000,000) after deducting any cash and cash equivalents of Specialists on Call at the closing (the “Merger Consideration”). The cash consideration will be an amount equal to (a) the Company’s cash and cash equivalents as of the closing (including proceeds in connection with the Private Placement (as defined in the Merger Agreement) and the funds in the Company’s trust account), plus (b) Specialists on Call’s cash and cash equivalents as of the closing, minus (c) the amount of cash required to satisfy the Company’s stockholder redemptions, minus (d) the Company’s and Specialists on Call’s transaction costs, minus (e) Specialists on Call’s indebtedness as of the closing, minus (f) $45,000,000. The remainder of the Merger Consideration will be paid in a number of shares of newly-issued Company Class A common stock valued at the redemption amount payable to the Company’s public stockholders that elect to redeem their shares of Company Class A common stock in connection with the closing. In addition, the Company will pay off, or cause to be paid off, on behalf of Specialists on Call and in connection with the closing, Specialists on Call’s outstanding indebtedness for borrowed money.

On July 29, 2020, the Company entered into subscription agreements with certain investors (the “Subscription Agreements”) pursuant to which the investors have agreed to purchase an aggregate of 16,500,000 shares of Company Class A common stock in a private placement for $10.00 per share (the “Private Placement”). The proceeds from the Private Placement will be used to partially fund the cash consideration to be paid to the stockholders of Specialists on Call at the closing of the transactions contemplated by the Merger Agreement and for general working capital purposes following the closing.

Concurrently with the execution of the Merger Agreement, the Sponsor and the Company entered into a letter agreement (the “Sponsor Agreement”), pursuant to which, among other things, Sponsor agreed to (a) waive certain anti-dilution rights set forth in Section 4.3(b)(ii) of the Company’s Amended and Restated Certificate of Incorporation that may result from the transactions contemplated by the Merger Agreement, (b) surrender to the Company, immediately prior to the consummation of the Mergers and for no consideration, up to 1,875,000 shares of the Company’s Class B common stock, par value $0.0001 per share, determined based on a sliding scale of the Company’s available cash at the closing of the transactions between $250,000,000 and $285,000,000, (c) subject to potential forfeiture 1,875,000 shares of the Company’s Class A common stock in accordance with the terms of the Merger Agreement, such that such shares will be forfeited if certain post-closing share price targets are not satisfied prior to the seventh (7th) anniversary of the closing and (d) support the transactions contemplated by the Merger Agreement, including agreeing to vote in favor of the adoption of the Merger Agreement.

The Mergers will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.

MTS Agreement

The Company has agreed to pay MTS Health Partners, L.P., an affiliate of the Sponsor, a fee in an amount equal to $1.75 million for financial advisory services rendered in connection with the Company’s identification, negotiation and consummation of the Business Combination, the payment of which will be conditioned upon the consummation of the Mergers. As such, MTS Health Partners, L.P. has a financial interest in the closing of the Mergers in addition to the financial interest of the Sponsor. In addition, Charles Ditkoff, the Company’s president and a member of the board of directors of the Company, is a senior advisor to MTS Health Partners, L.P., and Dennis Conroy, the Company’s Chief Financial Officer, serves as Chief Operating and Financial Officer for MTS Health Partners, L.P..

Deferred Underwriting Commissions

Pursuant to the underwriting agreement, the underwriters were entitled to a deferred fee of $8,750,000 (see Note 7). On September 22, 2020, the underwriters agreed to lower the fee they are entitled to receive upon consummation of the Mergers to $5,000,000.